INCOME TAX - Estimates (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Deferred tax asset	$ 1,765,265	$ 861,702
Deferred tax liability	(4,332,366)	(3,181,974)
Current tax asset	842,408	936,186
Current tax liability	(382,348)	(406,207)
Deferred tax assets [member]
Disclosure of income tax [Line Items]
Deferred tax asset	6,171,791	4,166,160
Deferred tax assets [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	4,673,666	3,479,592
Deferred tax assets [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	1,498,125	686,568
Deferred tax liabilities [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(8,738,892)	(6,486,432)
Deferred tax liabilities [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(7,755,071)	(5,484,336)
Deferred tax liabilities [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(983,821)	(1,002,096)
Current Tax Assets [Member]
Disclosure of income tax [Line Items]
Current tax asset	1,283,638	1,305,302
Current Tax Assets [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	1,195,641	871,780
Current Tax Assets [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	87,997	433,522
Current Tax Liability [Member]
Disclosure of income tax [Line Items]
Current tax liability	(823,578)	(775,323)
Current Tax Liability [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	(775,108)	(704,197)
Current Tax Liability [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	$ (48,470)	$ (71,126)